Securities (Tables)	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Unrealized gains and losses on securities at fair value through other comprehensive income
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	January 31, 2024 (3)				October 31, 2023
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal	$4,058	$3	$(18)	$4,043	$6,609	$1	$(351)	$6,259
Provincial and municipal	1,937	48	(28)	1,957	3,396	2	(650)	2,748
U.S. federal, state, municipal and agencies	65,178	367	(1,763)	63,782	75,326	343	(2,374)	73,295
Other OECD government	9,664	6	(21)	9,649	6,200	1	(9)	6,192
Mortgage-backed securities	2,566	1	(35)	2,532	2,762	–	(61)	2,701
Asset-backed securities
CDO	7,769	9	(12)	7,766	8,308	3	(46)	8,265
Non-CDO securities	414	–	(4)	410	444	2	(5)	441
Corporate debt and other debt	30,131	95	(84)	30,142	27,774	44	(95)	27,723
Equities	816	429	(6)	1,239	493	357	(8)	842
	$122,533	$958	$(1,971)	$121,520	$131,312	$753	$(3,599)	$128,466

(1)	Excludes $90,696 million of held-to-collect securities as at January 31, 2024 that are carried at amortized cost, net of allowance for credit losses (October 31, 2023 – $91,113 million).
(2)	Gross unrealized gains and losses includes $(33) million

of allowance for credit losses on debt securities at FVOCI as at January 31, 2024 (October 31, 2023 – $(33
) million) recognized in income and Other components of equity.
(3)	These amounts reflect certain reclassifications made upon the adoption of IFRS 17 as at November 1, 2023 with no restatement of comparative information. Refer to Note 2 for further details.

Summary of Allowance for credit losses - Securities at Amortized Cost
Allowance for credit losses – securities at FVOCI
(1)

	For the three months ended
	January 31, 2024				January 31, 2023
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$4	$–	$(37)	$(33)	$3	$1	$(23)	$(19)
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	3	–	–	3	2	–	–	2
S a les and maturities	(1)	–	–	(1)	–	–	–	–
Changes in risk, parameters and exposures	(2)	–	(2)	(4)	(1)	–	(2)	(3)
Exchange rate and other	–	–	2	2	–	–	1	1
Balance at end of period	$4	$–	$(37)	$(33)	$4	$1	$(24)	$(19)

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit impaired securities.
Allowance for credit losses – securities at amortized cost

	For the three months ended
	January 31, 2024				January 31, 2023
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$8	$15	$–	$23	$8	$14	$–	$22
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	3	–	–	3	4	–	–	4
Sales and maturities	–	–	–	–	–	–	–	–
Changes in risk, parameters and exposures	(2)	–	–	(2)	(2)	(1)	–	(3)
Exchange rate and other	–	(1)	–	(1)	–	–	–	–
Balance at end of period	$9	$14	$–	$23	$10	$13	$–	$23

Summary of Credit risk exposure on Investment Securities by internal risk rating

(1)	Reflects $148 million of purchased credit impaired securities (October 31, 2023 – $149 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.